RELATED PARTY TRANSACTIONS - Subsidiary Transactions (Details) - Subsidiaries - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Revenue	$ 86	$ 74
Purchases	197	198
Accounts receivable	99	80
Accounts payable and accrued liabilities	$ 20	$ 26